Properties (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Properties including capital leases
Cost	CAD 46,167	CAD 44,827
Accumulated depreciation	12,412	12,203
Net	33,755	32,624
Capital leases included in properties
Cost	1,025	1,394
Accumulated depreciation	266	429
Net	CAD 759	965
Track And Roadway [Member]
Properties including capital leases
Annual rate (in hundredths)	2.00%
Cost	CAD 34,684	33,941
Accumulated depreciation	7,744	7,830
Net	26,940	26,111
Capital leases included in properties
Cost	415	415
Accumulated depreciation	70	66
Net	345	349
Land [Member]
Properties including capital leases
Net	2,446	2,487
Right-of-way access [Member]
Capital leases included in properties
Net	CAD 108	108
Rolling Stock [Member]
Properties including capital leases
Annual rate (in hundredths)	5.00%
Cost	CAD 6,493	6,216
Accumulated depreciation	2,521	2,362
Net	3,972	3,854
Capital leases included in properties
Cost	370	748
Accumulated depreciation	138	301
Net	CAD 232	447
Buildings [Member]
Properties including capital leases
Annual rate (in hundredths)	2.00%
Cost	CAD 1,851	1,791
Accumulated depreciation	652	624
Net	1,199	1,167
Capital leases included in properties
Cost	109	109
Accumulated depreciation	28	26
Net	CAD 81	83
Information technology [Member]
Properties including capital leases
Annual rate (in hundredths)	9.00%
Cost	CAD 1,198	1,067
Accumulated depreciation	628	567
Net	570	500
Internally developed software [Member]
Properties including capital leases
Cost	CAD 106	85
Other [Member]
Properties including capital leases
Annual rate (in hundredths)	4.00%
Cost	CAD 1,941	1,812
Accumulated depreciation	867	820
Net	1,074	992
Capital leases included in properties
Cost	131	122
Accumulated depreciation	30	36
Net	CAD 101	CAD 86